Equity-based compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019	Sep. 25, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Term	6 years 6 months
Risk-free Rate	0.90%
Volatility	43.80%
Dividend yield	0.00%
EWC Ventures and its Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Term		2 years 2 months 12 days	3 years 1 month 6 days
Risk-free Rate		0.60%	2.20%
Volatility		46.00%	34.00%
Weighted average grant date fair value
Unit-based compensation expense		$ 2,052	$ 1,570
Weighted average period for recognizing remaining compensation expense		2 years 10 months 24 days
EWC Ventures and its Subsidiaries [Member] | Time-based awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		5 years
Weighted average grant date fair value
Unrecognized compensation cost		$ 3,959
EWC Ventures and its Subsidiaries [Member] | Performance-based awards
Weighted average grant date fair value
Unrecognized compensation cost		$ 853
Incentive Plan | EWC Ventures and its Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued under the Plan		4,733,220	4,733,220	4,733,220
Incentive Plan | EWC Ventures and its Subsidiaries [Member] | Time-based awards
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Beginning balance		2,352,292
Granted		244,371
Vested as of December 26, 2020		(652,079)
Forfeited		(108,715)
Ending balance		1,835,869	2,352,292
Vested as of December 26, 2020		652,079
Weighted average grant date fair value
Weighted average grant date fair value, Beginning Balance		$ 2.57
Granted		2.63
Vested		2.26
Forfeited		2.28
Weighted-Average Grant Date Fair Value, ending		$ 2.70	$ 2.57
Incentive Plan | EWC Ventures and its Subsidiaries [Member] | Performance-based awards
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Beginning balance		1,568,704
Granted		245,774
Forfeited		(96,167)
Ending balance		1,718,311	1,568,704
Weighted average grant date fair value
Weighted average grant date fair value, Beginning Balance		$ 0.38
Granted		0.68
Forfeited		0.33
Weighted-Average Grant Date Fair Value, ending		$ 0.49	$ 0.38